Financial instruments - Fair values and risk management - Credit risk (Details) € in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€) customer	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)
Disclosure of financial assets that are either past due or impaired [line items]
Number of individual customers accounting for a significant portion of total revenue | customer	0
Financial assets	€ 5,081.4	€ 5,254.8	€ 3,386.2
Authorized period for which group can place funds on deposit	18 months
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 59.7	43.5	18.6
Past due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5.1	3.6	1.0
Past due and impaired | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0	0.0
Past due but not impaired | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 5.1	€ 3.6	€ 1.0